Shareholder Report, Line Graph (Details) 193421_Hoya Capital Housing ETF_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Mar. 19, 2019	Feb. 28, 2026
Hoya Capital Housing ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Hoya Capital Housing ETF NAV
Accumulated Value	$ 21,125	$ 18,944	$ 15,285	$ 16,913	$ 14,758	$ 10,888	$ 10,000	$ 22,256
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR
Accumulated Value	23,149	19,551	14,987	16,236	13,949	10,625	10,000	$ 27,083
S&P MidCap 400 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P MidCap 400 Total Return Index
Accumulated Value	$ 17,891	$ 16,461	$ 14,562	$ 14,653	$ 13,570	$ 9,708	$ 10,000	$ 20,976